PARADIGM VALUE FUND (PVFAX)
Fund Facts					Fund Statistics
Objective:					(as of June 30, 2006)
The Fund seeks long-term capital appreciation.					Inception Date:	January 1, 2003
Strategy:					Ticker:	PVFAX
The Fund primarily invests in common stocks					Cusip:	69901E104
of small U.S. companies whose market capitalizations fall within					Management Fees:	2.00%
the range of $1.5 billion or less that the Advisor believes have the					12b-1 Distribution Fees:	None
potential for capital appreciation.					Sales Load:	None
Investor Profile:					Redemption Fees	2.00%
The Fund may be suitable for investors seeking: 1) long-term					(On shares sold after
growth of capital, 2) exposure to small capitalization companies					holding them for 90 days or less):
Portfolio Management:					Minimum Investment:	Regular Account: $10,000
John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC,						IRA Account: $1,000
has served as portfolio manager of the fund since inception. Mr. Walthausen searches
for unusual value in small cap stocks and this fund is a showcase for his stock selection ability. As a result, his individual stock positions, or "best picks" may account for more than 5% of the portfolio. His stock selection ranges from small unknown companies, to deeply distressed turnaround situations, asset plays, companies with accelerating growth, or takeover candidates. He emphasizes detailed analysis of management, their strategy, as well as earnings and cash flow prospects.					Minimum Subsequent Investment:	$100
					Total # of holdings	72
					Net Assets ($millions)	$41.4
					NAV	$45.57

Sector Allocation					Top Ten Holdings
(Portfolio Holdings as of June 30, 2006)					(as of June 30, 2006)

Utilities	5%				Foster Wheeler Ltd.	3.9%
Technology	12%				Rogers Corporation	2.8%
Producer Durables	16%				Escalade, Inc.	2.6%
Other Energy	5%				Interpool, Inc.	2.2%
Other	6%				Drew Industries Inc.	2.2%
Materials & Processing	17%				Rent-A-Center Inc.	2.1%
Integrated Oils	1%				Pre-Paid Legal Services, Inc.	2.0%
Healthcare	5%				Fontier Oil Corporation	2.0%
Financial Services	6%				Curtiss-Wright Corporation	2.0%
Consumer Staples	3%				Lodgenet Entertainment Corporation	1.9%
Consumer Discretionary	22%				% of Net Assets	23.5%
Auto & Transportation	2%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings				Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Average Annual Returns and Performance for the periods ended June 30, 2006.
		2Q06 (B)	YTD	One Year	Since Inception (1/1/03)(E)
	Paradigm Value Fund	-4.73%	6.22%	18.42%	32.83%
	S&P 600 Index (C)	-4.56%	7.69%	13.93%	21.46%
	Russell 2000® Value Index (D)	-2.70%	10.44%	14.61%	23.11%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(E) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund.  The Fund invests in companies that appear to be “undervalued” in the marketplace

(i.e., trading at prices below the company’s true worth).  If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return.  The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization).  Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.

Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732.  Please read it carefully before you invest or send money.  Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.

Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts				Fund Statistics
Objective:				(as of June 30, 2006)
The Fund seeks long-term capital appreciation.				Inception Date:		January 1, 2005
				Ticker:		PFOPX
Strategy:				Cusip:		69901E203
The Fund primarily invests in common stocks				Management Fees: (net of waiver)		1.50%
of U.S. companies whose market capitalizations fall within				12b-1 Distribution Fees:		None
the range of $25 million to $2 billion that the Advisor believes have the				Sales Load:		None
potential for capital appreciation.				Redemption Fees		2.00%
				(On shares sold after
Investor Profile:				holding them for 90 days or less):
The Fund may be suitable for investors seeking: 1) long-term				Minimum Investment:		Regular Account: $10,000
growth of capital, 2) exposure to small capitalization companies						IRA Account: $1,000

Portfolio Management:				Minimum Subsequent Investment:		$100
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio				Total # of holdings		33
manager of the fund. The Fund takes an opportunistic approach identifying sectors				Net Assets ($millions)		$3.2
with favorable growth prospects and selecting securities it believes are undervalued. The techniques include holding higher cash positions when opportunities are limited.				NAV		$20.75

Sector Allocation				Top Ten Holdings
(Portfolio Holdings as of June 30, 2006)				(as of June 30, 2006)

Utilities	0%
Technology	25%			Highland Hospitality Corporation		4.2%
Producer Durables	5%			Viasat, Inc.		4.2%
Other Energy	6%			Perkin Elmer, Inc.		4.1%
Other	2%			Orthofix International, NV		4.1%
Materials & Processing	5%			Parametric Technology		4.0%
Integrated Oils	0%			Respironics, Inc.		4.0%
Healthcare	27%			JB Hunt Transport Services, Inc.		3.9%
Financial Services	10%			Sciele Pharma, Inc.		3.8%
Consumer Staples	3%			Epicor Software Corporation		3.8%
Consumer Discretionary	13%			Petsmart Inc.		3.2%
Auto & Transportation	4%			% of Net Assets		39.2%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings				Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Total Return and Performance for the periods ended June 30, 2006.
		2Q06 (B)	YTD	One Year	Since Inception (1/1/05) (D)
	Paradigm Opportunity Fund	-9.23%	-2.72%	3.64%	3.15%
	Russell 2000® Value Index (C)	-2.70%	10.44%	14.61%	10.20%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000®  Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

(D) Annualized return

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More

Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption

Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund.  The Fund invests in companies that appear to be “undervalued” in the marketplace

(i.e., trading at prices below the company’s true worth).  If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return.  The fund primarily invests in small capitalization companies (less than $2 billion market capitalization).  Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts				Fund Statistics
Objective:				(as of June 30, 2006)
The Fund seeks long-term capital appreciation.
				Inception Date:		January 1, 2005
Strategy:				Ticker:		PFSLX
The Fund primarily invests in common stocks of U.S. companies whose market				Cusip:		69901E302
market capitalizations fall within the range of $500 million to $10 billion that the				Management Fees:		1.50%
Advisor believes have the potential for capital appreciation.				12b-1 Distribution Fees:		None
				Sales Load:		None
				Redemption Fees		2.00%
Investor Profile:				(On shares sold after
The Fund may be suitable for investors seeking: 1) long-term				holding them for 90 days or less):
growth of capital, 2) exposure to small and mid capitalization companies
				Minimum Investment:		Regular Account: $10,000
Portfolio Management:						IRA Account: $1,000
John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC,
has served as portfolio manager of the fund since inception .				Minimum Subsequent Investment:		$100
Mr. Walthausen's focus is on more established small to midcap companies. He takes advantage of the unexciting. Investors generally spend too much time on the exciting companies and industries and neglect well managed companies which move forward steadily. Mr. Walthausen works with a group of consistent money makers to build a balanced, lower risk stock portfolio.				Total # of holdings		69
				Net Assets ($millions)		$3.1
				NAV		$24.23

Sector Allocation				Top Ten Holdings
(Portfolio Holdings as of June 30, 2006)				(as of June 30, 2006)

Utilities	11%			Convergys Corporation		2.1%
Technology	13%			Rogers Corporation		2.0%
Producer Durables	7%			Commercial Metals Company		2.0%
Other Energy	5%			Moneygram International, Inc.		2.0%
Other	3%			Magellan Health Services, Inc.		1.9%
Materials & Processing	15%			Aviall Inc.		1.8%
Integrated Oils	1%			Catalina Marketing Corporation		1.8%
Healthcare	6%			Watson Wyatt & Company Holding		1.8%
Financial Services	8%			Carlisle Co's. Inc.		1.8%
Consumer Staples	7%			Alleghany Corporation		1.8%
Consumer Discretionary	20%			% of Net Assets		19.9%
Auto & Transportation	4%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings				Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Total Return and Performance for the periods ended June 30, 2006.
		2Q06 (B)	YTD	One Year	Since Inception (1/1/05) (D)
	Paradigm Select Fund	-3.31%	8.51%	15.03%	14.04%
	Russell 2000® Index (C)	-5.02%	8.21%	14.58%	8.60%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000®  Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8%

of the total market capitalization of the Russell 3000 Index.

(D) Annualized return

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More

Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption

Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund.  The Fund invests in companies that appear to be “undervalued” in the marketplace

(i.e., trading at prices below the company’s true worth).  If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the

fund’s return.  The fund primarily invests in small and mid capitalization companies.   Small and mid capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured.  May Lose Value.  No Bank Guarantee.

This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.

Please contact Paradigm Capital Management, Inc. at 1-800-239-0732.  Please read it carefully before you invest or send money.  Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.

Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.